Tax - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating Loss Carryforwards [Line Items]
Effective tax rate, rate	24.49%	23.30%	23.62%
Deferred tax assets	$ 64.0	$ 59.0
Valuation allowance	6.6	5.0
Net deferred tax asset	49.2	48.6
Deferred tax assets, operating loss carryforwards	$ 0.9
Pillar two minimum tax rate	15.00%
Unrecognized tax benefits	$ 0.5	$ 1.1	$ 1.1	$ 1.0
Foreign Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	3.8
Deferred tax assets, operating loss carryforwards	$ 0.9